OTHER ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2025
Other Assets and Liabilities [Abstract]
OTHER ASSETS AND LIABILITIES

6       OTHER ASSETS AND LIABILITIES

Other assets consisted of the following items as of December 31:

	2025	2024
Other non-current assets
Customer acquisition costs (see Note 3)	32	30
Prepayments for property, plant and equipment and intangibles	35	40
Other non-financial assets	21	10
Total other non-current assets	88	80

Other current assets
Advances to suppliers	12	18
Prepaid taxes	3	2
Current deferred costs for DBSS project, licenses*	—	3
Current portion of deferred cost related to connection fees	6	3
Other current assets	3	—
Total other current assets	24	26

*        DBSS refers to Digital Business Support Systems

Other liabilities consisted of the following items as of December 31:

	2025	2024*
Other non-current liabilities
Long-term deferred revenue (see Note 3)	5	4
Other liabilities	3	3
Total other non-current liabilities	8	7

Other current liabilities
Taxes payable (non-income tax)	15	13
Short-term deferred revenue (see Note 3)	30	26
Customer advances (see Note 3)	37	36
Due to employees	17	10
Other liabilities	—	1
Total other current liabilities	99	86

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*        Prior period comparatives have been reclassified to conform with the current period presentation